Repurchase of Shares (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Repurchase of shares	$ 17,772,586	$ 1,569,815	$ 20,071,589
ADS
Period within which the entity is authorized to repurchase shares			1 year
Aggregate value of shares authorized to be repurchased			50,000,000
Repurchase of shares	3,582,133	371,141	2,399,000
Repurchase of shares	17,772,586	1,569,815	20,071,589
Excess of purchase price over par value	17,769,004	1,569,444	20,069,191
ADS | CRIC
Period within which the entity is authorized to repurchase shares			1 year
Aggregate value of shares authorized to be repurchased			50,000,000
Repurchase of shares			4,206,600
Repurchase of shares			29,862,792
Additional Paid-in Capital
Repurchase of shares	15,942,072	1,569,444	8,915,855
Additional Paid-in Capital | CRIC
Excess of purchase price over par value			120,820
Retained earnings
Repurchase of shares	1,826,932	0	11,153,336
Retained earnings | CRIC
Excess of purchase price over par value			166,092
Non-controlling Interest | CRIC
Excess of purchase price over par value			$ 29,575,880